PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	¥ 1,126,405,000		¥ 1,187,786,000		$ 176,758,000
Less: accumulated depreciation	(458,450,000)		(476,864,000)		(71,941,000)
Less: impairment	(346,675,000)		(348,582,000)		(54,401,000)
Property and equipment, net	321,280,000		362,340,000		50,416,000
Depreciation expenses	28,410,000	$ 4,459,000	38,169,000	¥ 28,642,000
Impairment of property, plant and equipment	114,000	18,000	13,448,000	0
Impairment reduced	2,021,000	317,000
Cost of revenue
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	28,400,000	4,457,000	38,169,000	28,598,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses				6,000
General and administration expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	10,000	$ 2,000		18,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses				¥ 20,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	13,100,000		13,100,000		2,056,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	770,218,000		825,796,000		120,864,000
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	5,964,000		6,011,000		936,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	18,439,000		18,439,000		2,894,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	6,559,000		6,838,000		1,029,000
Buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	¥ 312,125,000		¥ 317,602,000		$ 48,979,000